Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
21.
Subsequent Events:

(a)
Declaration and payment of dividends (common stock):
On
January 4, 2021
,
the Company declared a dividend for the quarter ended
December 31, 2020,
of
$0.10
per share on its common stock, which was paid on
February 5, 2021,
to stockholders of record of common stock as of
January 20, 2021
.

(b)
Declaration and payment of dividends (preferred stock Series B, Series C, Series D and Series E):
On
January 4, 2021
,
the Company declared a dividend of
$0.476563
per share on its Series B Preferred Stock, a dividend of
$0.531250
per share on its Series C Preferred Stock, a dividend of
$0.546875
per share on its Series D Preferred Stock and a dividend of
$0.554688
per share on its Series E Preferred Stock, which were all paid on
January 15, 2021
to holders of record as of
January 14, 2021
.

(c)
New loan facility:
On
January 27, 2021,
the Company signed a loan facility agreement with a financial institution for an amount of up to
$12,500,
in order to finance the acquisition of the vessel
Neokastro
(Note
6
).

(d)	Sale of vessel: On January 8, 2021, the Company agreed to sell Halifax Express and on February 9, 2021, the vessel was delivered to its buyers (Note 6 ).

(e)
Delivery of vessels:
On
February 2, 2021,
the Company took delivery of the
12,690
TEU new built vessel
YM Target
(Note
6
). On
February 5, 2021
the Company took delivery of the
2004
-built,
6,492
TEU vessel,
Aries
(Note
6
).

(f)
Vessels acquisition:
On
February 12, 2021,
the Company agreed to acquire
one
2009
-built,
4,578
TEU vessel, which is expected to be delivered between the
second
and
third
quarter of
2021.
On
February 17, 2021,
the Company agreed to acquire
one
2010
-built,
4,256
TEU vessel, which is expected to be delivered in the
second
quarter of
2021.